FINANCIAL RISK MANAGEMENT - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of liquidity risk [line items]
Percentage of trade account receivables insured	80.00%			80.00%
Revolving credit facilities outstanding availability	€ 524
Liquidity value	737		€ 709
Cash and cash equivalents	202		166			€ 147	€ 439
Undrawn facilities	535		543
Derivative classified as cash flow hedge
Disclosure of liquidity risk [line items]
Nominal amount hedging instrument | $				$ 209	$ 248
Forward purchase contracts versus EURO | Foreign exchange forward contracts
Disclosure of liquidity risk [line items]
Net position hedges related to loans and deposits | $		$ 82
U.S. Revolving Facility
Disclosure of liquidity risk [line items]
Borrowing base | $				$ 439
French Inventory Based Facility
Disclosure of liquidity risk [line items]
Borrowing base	100
Currency risk
Disclosure of liquidity risk [line items]
Margin requirement paid as collateral to counterparties			0
10% increase or decrease in the market price | Aluminium
Disclosure of liquidity risk [line items]
Impact of increase or decrease in market price in gain or loss from derivatives	38
Top of range | 50 basis point increase or decrease in the LIBOR or EURIBOR interest rates
Disclosure of liquidity risk [line items]
Impact of increase or decrease in interest rate in income before income tax	€ 3		€ 3